Principal accounting policies - Summary of activity in allowance for credit losses related to accounts receivable (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2020	Jun. 30, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 7,440	$ 7,440
Current period provision		652
Recoveries		(454)
Accounts receivable written off		(570)
Exchange differences		79
Ending balance		7,147
ASU No. 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Adoption of ASC Topic 326	3,971
Previously Reported
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 3,469	$ 3,469